Derivatives and hedging activities	6 Months Ended
Jun. 30, 2014
Derivatives and hedging activities
23 Derivatives and hedging activities

> Refer to “Note 24 – Derivatives and hedging activities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q14 and to “Note 30 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for further information.

Fair value of derivative instruments

The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 26 – Financial instruments” for further information.

Fair value of derivative instruments

	Trading			Hedging			[1]
end of 6M14	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,635.4	4.4	4.8	0.0	0.0	0.0
Swaps	27,385.4	340.9	333.6	51.0	2.6	0.8
Options bought and sold (OTC)	3,705.9	48.8	48.4	0.0	0.0	0.0
Futures	1,287.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	688.8	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,702.7	394.3	386.9	51.0	2.6	0.8
Forwards	1,992.9	12.3	12.7	25.3	0.2	0.0
Swaps	1,409.6	22.9	35.0	0.0	0.0	0.1
Options bought and sold (OTC)	952.6	8.5	9.3	9.8	0.0	0.0
Futures	49.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	14.5	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,419.3	43.8	57.1	35.1	0.2	0.1
Forwards	4.3	0.7	0.1	0.0	0.0	0.0
Swaps	263.4	5.1	7.9	0.0	0.0	0.0
Options bought and sold (OTC)	242.3	10.4	10.0	0.0	0.0	0.0
Futures	56.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	430.3	14.5	15.9	0.0	0.0	0.0
Equity/index-related products	997.2	30.7	33.9	0.0	0.0	0.0
Credit derivatives [2]	1,356.4	25.7	26.3	0.0	0.0	0.0
Forwards	20.2	0.6	0.4	0.0	0.0	0.0
Swaps	48.1	2.7	2.0	0.0	0.0	0.0
Options bought and sold (OTC)	34.0	0.9	0.8	0.0	0.0	0.0
Futures	30.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	51.8	0.6	0.7	0.0	0.0	0.0
Other products [3]	184.8	4.8	3.9	0.0	0.0	0.0
Total derivative instruments	51,660.4	499.3	508.1	86.1	2.8	0.9
The notional amount, PRV and NRV (trading and hedging) was CHF 51,746.5 billion, CHF 502.1 billion and CHF 509.0 billion, respectively, as of June 30, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading			Hedging			[1]
end of 2013	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	9,366.2	2.5	2.6	0.0	0.0	0.0
Swaps	30,593.2	399.7	393.7	63.7	2.7	0.6
Options bought and sold (OTC)	3,889.5	44.3	44.9	0.0	0.0	0.0
Futures	830.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	705.9	0.3	0.2	0.0	0.0	0.0
Interest rate products	45,385.6	446.8	441.4	63.7	2.7	0.6
Forwards	2,098.6	21.6	21.5	30.5	0.3	0.1
Swaps	1,382.2	28.8	39.2	0.0	0.0	0.0
Options bought and sold (OTC)	815.6	10.7	11.6	9.4	0.0	0.0
Futures	48.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.5	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,350.7	61.2	72.5	39.9	0.3	0.1
Forwards	4.0	0.7	0.1	0.0	0.0	0.0
Swaps	236.1	5.4	8.0	0.0	0.0	0.0
Options bought and sold (OTC)	225.7	12.4	12.1	0.0	0.0	0.0
Futures	50.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	416.2	17.0	17.2	0.0	0.0	0.0
Equity/index-related products	932.6	35.5	37.4	0.0	0.0	0.0
Credit derivatives [3]	1,483.3	26.8	27.2	0.0	0.0	0.0
Forwards	19.2	0.7	1.1	0.0	0.0	0.0
Swaps	45.5	2.9	2.5	0.0	0.0	0.0
Options bought and sold (OTC)	35.1	1.1	1.0	0.0	0.0	0.0
Futures	31.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	48.9	0.7	0.9	0.0	0.0	0.0
Other products [4]	179.8	5.4	5.5	0.0	0.0	0.0
Total derivative instruments	52,332.0	575.7	584.0	103.6	3.0	0.7
The notional amount, PRV and NRV (trading and hedging) was CHF 52,435.6 billion, CHF 578.7 billion and CHF 584.7 billion, respectively, as of December 31, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period amounts have been corrected to reclassify the notional amounts from other products to foreign exchange products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments

> Refer to “Note 19 – Offsetting of financial assets and financial liabilities” for further information on the offsetting of derivative instruments.

Fair value hedges

in	6M14	6M13
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(254)	274
Foreign exchange products	2	(8)
Total	(252)	266
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	253	(274)
Foreign exchange products	(2)	8
Total	251	(266)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(1)	0
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	6M14	6M13
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	27	(20)
Foreign exchange products	1	0
Total	28	(20)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	9	0
Foreign exchange products [2]	0	0
Total	9	0
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [1]	(1)	0
1 Included in trading revenues.
2 Included in other revenues.

As of the end of 6M14, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five years.

The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 16 million.

Net investment hedges

in	6M14	6M13
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	220	(291)
Total	220	(291)

The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.

> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.

Disclosures relating to contingent credit risk

The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.

Contingent credit risk

	6M14				2013
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.9	0.9	0.2	13.0	11.7	1.1	0.1	12.9
Collateral posted	11.0	0.9	–	11.9	10.6	1.2	–	11.8
Additional collateral required in a one-notch downgrade event	0.6	0.6	0.0	1.2	0.6	0.8	0.0	1.4
Additional collateral required in a two-notch downgrade event	2.0	0.8	0.1	2.9	2.3	1.1	0.0	3.4
1 Additional collateral required in a two-notch downgrade event has been corrected.

Credit derivatives

> Refer to “Note 30 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for further information on credit derivatives.

Credit protection sold/purchased

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 9.9 billion and CHF 7.4 billion as of the end of 6M14 and 2013, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased

	6M14						2013
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(285.0)	271.4		(13.6)	34.8	5.9	(305.9)		287.9		(18.0)	37.7		5.2
Non-investment grade	(102.2)	98.5		(3.7)	14.8	3.2	(108.7)		104.9		(3.8)	10.5		2.5
Total single-name instruments	(387.2)	369.9		(17.3)	49.6	9.1	(414.6)	[3]	392.8	[3]	(21.8)	48.2	[3]	7.7	[3]
of which sovereign	(77.7)	75.2		(2.5)	8.3	0.3	(88.1)		85.0		(3.1)	8.9		(0.4)
of which non-sovereign	(309.5)	294.7		(14.8)	41.3	8.8	(326.5)		307.8		(18.7)	39.3		8.1
Multi-name instruments (CHF billion)
Investment grade [2]	(182.6)	178.4		(4.2)	42.8	2.9	(219.1)		212.1		(7.0)	47.3		3.3
Non-investment grade	(62.5)	54.9	[4]	(7.6)	11.3	0.8	(65.0)		59.0	[4]	(6.0)	13.5		1.5
Total multi-name instruments	(245.1)	233.3		(11.8)	54.1	3.7	(284.1)	[3]	271.1	[3]	(13.0)	60.8	[3]	4.8	[3]
of which sovereign	(6.0)	11.4		5.4	1.1	0.2	(10.8)		10.9		0.1	1.1		0.0
of which non-sovereign	(239.1)	221.9		(17.2)	53.0	3.5	(273.3)		260.2		(13.1)	59.7		4.8
Total instruments (CHF billion)
Investment grade [2]	(467.6)	449.8		(17.8)	77.6	8.8	(525.0)		500.0		(25.0)	85.0		8.5
Non-investment grade	(164.7)	153.4		(11.3)	26.1	4.0	(173.7)		163.9		(9.8)	24.0		4.0
Total instruments	(632.3)	603.2		(29.1)	103.7	12.8	(698.7)		663.9		(34.8)	109.0		12.5
of which sovereign	(83.7)	86.6		2.9	9.4	0.5	(98.9)		95.9		(3.0)	10.0		(0.4)
of which non-sovereign	(548.6)	516.6		(32.0)	94.3	12.3	(599.8)		568.0		(31.8)	99.0		12.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.

Credit derivatives

end of	6M14	2013
Credit derivatives (CHF billion)
Credit protection sold	632.3	698.7
Credit protection purchased	603.2	663.9
Other protection purchased	103.7	109.0
Other instruments [1]	17.2	11.7
Total credit derivatives	1,356.4	1,483.3
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M14 (CHF billion)
Single-name instruments	82.7	258.2	46.3	387.2
Multi-name instruments	31.5	153.6	60.0	245.1
Total instruments	114.2	411.8	106.3	632.3
2013 (CHF billion)
Single-name instruments	91.2	281.4	42.0	414.6
Multi-name instruments	19.2	208.2	56.7	284.1
Total instruments	110.4	489.6	98.7	698.7